INVENTORIES	0 Months Ended
Mar. 31, 2015
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:

Inventories consisted of the following:
	March 31,	December 31,
	2015	2014

	U.S. $ in millions

Finished products	$2,140	$2,268
Raw and packaging materials	1,222	1,279
Products in process	648	638
Materials in transit and payments on account	164	186

	$4,174	$4,371